Bank overdrafts and short-term borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Overdrafts And Short Term Borrowings [Abstract]
Schedule of Bank Overdrafts and Short-term Borrowings

Bank overdrafts and short-term borrowings as at December 31, 2025 and 2024 are analysed as follows:

	31/12/25	31/12/24
Bank overdrafts	4,174	3,328
Borrowings related to a recourse factoring agreement	13,434	10,665
Borrowings secured with trade receivables not part of factoring agreement	3,828	8,734
Borrowings unsecured	761	600
Total	22,197	23,327

Summary of Weighted Average Interest Rates on Bank Overdrafts and Short-Term Borrowings

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2025 and 2024 are as follows:

	2025	2024
Bank overdrafts	6.07%	7.02%
Borrowings	5.68%	6.37%